Goodwill and Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets [Abstract]
Schedule of Indefinite Life to Finite Life and the Subsequent Amortization on the Orbital Slots	The change in estimate from indefinite life to finite life and the subsequent amortization on the orbital slots are summarized below.
	Orbital slots (indefinite life)	Orbital slots (finite life)	Total
Cost as at January 1, 2025	$611,173	$—	$611,173
Transfer to finite life	(611,173)	611,173	—
Impact of foreign exchange	—	(392)	(392)
Cost as at September 30, 2025	$—	$610,781	$610,781
Accumulated impairment as at January 1, 2025	$(258,877)	$—	$(258,877)
Transfer to finite life	258,877	(258,877)	—
Amortization	—	(25,713)	(25,713)
Impact of foreign exchange	—	113	113
Accumulated amortization as at September 30, 2025	$—	$(284,477)	$(284,477)
Net carrying values
As at December 31, 2024	$352,296	$—	$352,296
As at September 30, 2025	$—	$326,304	$326,304